4. STOCKHOLDERS' EQUITY/DEFICIT (Details 4) - $ / shares		9 Months Ended		12 Months Ended
		Sep. 30, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Warrants outstanding		1,903,872		2,802,384		297,961
Warrants exercise price		$ 29,376.00		$ 36,000.00		$ 66.00	$ 68.00
Warrant1Member
Warrants outstanding	[1]	4		4,399
Warrants exercise price		$ 84,000.00		$ 68.00
Expiration date		Nov. 20, 2016		Mar. 31, 2016
Warrant 2 [Member]
Warrants outstanding	[2]	24		2,852
Warrants exercise price		$ 8,368.00		$ 105.00
Expiration date		May 23, 2018		Nov. 20, 2016
Warrant 3 [Member]
Warrants outstanding		1,617	[3]	18,581	[4]
Warrants exercise price		$ 75.00		$ 10.46
Expiration date		Jun. 14, 2021		May 23, 2018
Warrant 4 [Member]
Warrants outstanding		3	[3]	1,292,820	[4]
Warrants exercise price		$ 40,000.00		$ 1.03
Expiration date		Apr. 23, 2019		May 23, 2018
Warrant 5 [Member]
Warrants outstanding	[5]	8		2,000
Warrants exercise price		$ 36,000.00		$ 50.00
Expiration date		May 22, 2019		Apr. 23, 2019
Warrant 6 [Member]
Warrants outstanding		3		5,618	[5]
Warrants exercise price		$ 30,400.00		$ 45.00
Expiration date		Sep. 10, 2019		May 22, 2019
Warrant 7 [Member]
Warrants outstanding	[6]	5		1,842
Warrants exercise price		$ 36,864.80		$ 38
Expiration date		Sep. 27, 2019		Sep. 10, 2019
Warrant 8 [Member]
Warrants outstanding	[7]	10		3,255
Warrants exercise price		$ 22,504.00		$ 46.08
Expiration date		Dec. 02, 2019		Sep. 27, 2019
Warrant 9 [Member]
Warrants outstanding	[8]	105		7,553
Warrants exercise price		$ 7,200.00		$ 28.13
Expiration date		Dec. 02, 2020		Dec. 02, 2019
Warrant 10 [Member]
Warrants outstanding	[9]	105		83,927
Warrants exercise price		$ 8,800.00		$ 9.00
Expiration date		Dec. 02, 2020		Dec. 02, 2020
Warrant 11 [Member]
Warrants outstanding	[9]	25		83,927
Warrants exercise price		$ 20,400.00		$ 11.00
Expiration date		Mar. 30, 2018		Dec. 02, 2020
Warrant 12 [Member]
Warrants outstanding	[10]	22		20,000
Warrants exercise price		$ 9,504.00		$ 25.50
Expiration date		Jun. 29, 2020		Mar. 30, 2018
Warrant 13 [Member]
Warrants outstanding		659	[11]	17,547	[12]
Warrants exercise price		$ 640.00		$ 11.88
Expiration date		Jun. 29, 2020		Jun. 29, 2020
Warrant 14 [Member]
Warrants outstanding	[12]	343		526,421
Warrants exercise price		$ 640.00		$ 1.03
Expiration date		Sep. 04, 2020		Jun. 29, 2020
Warrant 15 [Member]
Warrants outstanding	[12]	363		273,684
Warrants exercise price		$ 640.00		$ 1.03
Expiration date		Sep. 21, 2020		Sep. 04, 2020
Warrant 16 [Member]
Warrants outstanding	[12]	7		289,737
Warrants exercise price		$ 9,504.00		$ 1.03
Expiration date		Sep. 04, 2020		Sep. 21, 2020
Warrant 17 [Member]
Warrants outstanding	[11]	198		5,163
Warrants exercise price		$ 640.00		$ 11.88
Expiration date		Oct. 23, 2020		Sep. 04, 2020
Warrant 18 [Member]
Warrants outstanding	[12]	7		157,895
Warrants exercise price		$ 9,504.00		$ 1.03
Expiration date		Oct. 23, 2020		Oct. 23, 2020
Warrant 19 [Member]
Warrants outstanding	[11]	1,796,875		5,163
Warrants exercise price		$ 0.80		$ 11.88
Expiration date		Jun. 14, 2021		Oct. 23, 2020
Warrant 20 [Member]
Warrants outstanding	[13]	86,250
Warrants exercise price		$ 0.080
Expiration date		Feb. 21, 2021
Warrant 21 [Member]
Warrants outstanding		17,239
Warrants exercise price		$ 13.92
Expiration date		Jun. 06, 2021

[1]	Issued in February 2014 as part of a buy-back of a minority interest in Interscan in December 2012.
[2]	Issued as part of a November 2011 private placement.
[3]	Issued in June 2015 in exchange for warrants originally issued as part of a May 2013 private placement. These warrants have anti-dilution and price protection and adjust periodically as described later in the notes.
[4]	Issued in June 2015 in exchange for warrants originally issued as part of a May 2013 private placement.
[5]	Issued to a placement agent in conjunction with an April 2014 private placement.
[6]	Issued to a placement agent in conjunction with a September 2014 private placement.
[7]	Issued as part of a September 2014 Regulation S offering.
[8]	Issued to a placement agent in conjunction with a 2014 public offering.
[9]	Issued in June 2015 in exchange for warrants originally issued as part of a 2014 public offering.
[10]	Issued as part of a March 2015 private placement.
[11]	Issued to a placement agent in conjunction with a June 2015 private placement.
[12]	Issued as part of a June 2015 private placement.
[13]	Issued to a placement agent and a senior secured convertible note holder. These warrants have anti-dilution and price protection and adjust periodically as described later in the notes.